PRINCIPAL ACCOUNTING POLICIES - Other income/ (expense) (Details) (Parenthetical) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other income/(expenses) [Line items]
Gain from the fair value remeasurement upon the discontinuance of the equity method of the investments		¥ 1,135
Available-for-sale debt investments impairment charges	¥ 115	906	¥ 0
Tujia and Tujia Offline | Redeemable Preferred Stock
Other income/(expenses) [Line items]
Available-for-sale debt investments impairment charges	¥ (115)	¥ (906)